IFRS 7 - Disclosure - Credit Risk - Summary of Industry-wide Breakdown of Business and Government Exposure (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 994,544	$ 1,054,714
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,970	14,140
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	516,505	608,077
Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	874,723
Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	425,508	520,824
Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,825	9,108
Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	110,274	215,049
Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,871	14,856
Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,585	13,701
Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,039	6,906
Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,195	7,682
Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	55,145	51,900
Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,268	10,252
Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,485	15,208
Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,863	6,622
Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,031	1,353
Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,865	4,996
Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,689	4,116
Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	471	593
Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,121	10,393
Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31,335	32,048
Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,735	5,609
Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	129,711	$ 110,432
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	318,366
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,819
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	72,497
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,489
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,778
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,714
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,204
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	42,135
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,137
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,312
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,748
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	348
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,801
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,448
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	372
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,057
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,019
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,942
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	120,546
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	58,823
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,348
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,763
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,810
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,877
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,642
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,700
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,054
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,571
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,017
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	445
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,908
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	689
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	85
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,058
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,293
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,532
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,025
Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,149
Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,683
Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2
Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	464
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,482
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,398
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	449
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	810
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	269
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	224
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,809
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	42
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	612
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	833
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	184
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	70
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	255
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	308
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,288
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	241
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	682
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,688
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,348
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	170
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	185
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	179
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	125
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	501
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	35
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,990
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	265
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	54
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	86
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	297
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	698
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	735
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,994